Note 10 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Status and Changes of the Options Granted Under the Stock Option Plans and Other Agreements (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of the Status and Changes of the Options Granted Under the Stock Option Plans and Other Agreements [Abstract]
Options Outstanding, Shares	15,878,116	15,455,471
Options Outstanding, Weighted Average Exercise Price	$ 1.03	$ 1.04
Issued	1,175,000	760,867
Issued	$ 0.84	$ 1.19
Exercised
Exercised
Forfeited		(338,222)
Forfeited		$ 1.73
Options Outstanding, Shares	17,053,116	15,878,116
Options Outstanding, Weighted Average Exercise Price	$ 1.02	$ 1.03